COMMITMENTS AND CONTINGENCIES - FUTURE FINANCINGS (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Future Financing
Future financing with proceeds of at least	$ 1,000,000	$ 1,000,000
Future financing with proceeds of at least	1,250,000	1,250,000
Future financing with proceeds of at least	1,500,000	1,500,000
Future financing with proceeds of at least	2,000,000	2,000,000
Future financing with proceeds of at least	5,000,000	5,000,000
Future financing with proceeds of at least	6,000,000	6,000,000
Total future financing		216,000
Future Vendor Service Costs
Future financing with proceeds of at least	50,000	50,000
Future financing with proceeds of at least	20,000	20,000
Future financing with proceeds of at least	26,000	26,000
Future financing with proceeds of at least	50,000	50,000
Future financing with proceeds of at least	50,000	50,000
Future financing with proceeds of at least	20,000	20,000
Total future financing	$ 216,000	$ 216,000